Revenues and geographic information (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Customers with net sales over five percent	The Company’s largest, second-largest and third-largest customers account for approximately 17%, 13% and 7% of net sales from third parties from continuing operations, respectively (2023: 15%, 13% and 8%, respectively; 2022: 16%, 12% and 8%, respectively). The highest amounts of trade receivables outstanding were for these same three customers and amounted to approximately 19%, 12% and 7%, respectively, of the trade receivables at December 31, 2024 (2023: 17%, 13% and 8%, respectively).
Largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	17.00%	15.00%	16.00%
Percentage of entitys trade receivable	19.00%	17.00%
Second largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	13.00%	13.00%	12.00%
Percentage of entitys trade receivable	12.00%	13.00%
Third largest customer [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	7.00%	8.00%	8.00%
Percentage of entitys trade receivable	7.00%	8.00%